Transactions with Affiliates of Fortress or AIG -- Sale of Equity Interest in Springcastle Joint Venture (Details) (10-Q) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Oct. 03, 2014	Apr. 01, 2013
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage			47.00%	47.00%	47.00%	47.00%
SpringCastle Funding Trust [Member] | Springleaf Finance Corporation [Member]
Related Party Transaction [Line Items]
Subservicing fees	$ 1,000,000	$ 21,000,000
Subservicing fees receivable	$ 300	$ 300